Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt, by Type Alternative [Abstract]
Schedule of Borrowing in Respective Balance Sheet
Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term secured bank borrowing	—	2,365,535
Long-term secured bank borrowings, current portion	215,615	1,938,385
Long-term secured bank borrowings, non-current portion	1,938,385	—

Total	2,154,000	4,303,920